Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current assets [Abstract]
Cash and cash equivalents	$ 3,680,716	$ 2,705,957
Accounts receivable,net	3,678,463	1,391,960
Allowance for doubtful accounts receivable, current	175,481	91,684
Unbilled revenues	7,025,926	6,887,471
Prepayments,deposits and other receivables,current	1,713,575	386,420
Inventory	1,010,582	61,984
Short term investments	6,829,841	7,399,608
Total current assets	23,939,103	18,833,400
Property and equipment,net	2,312,590	760,258
Deposit for acquisition	0	1,340,029
Investments in equity method affiliates	28,418	0
Intangible assets	2,706,197	1,729,553
Rental deposits	154,526	0
Goodwill	1,373,708	719,617
Total assets	30,514,542	23,382,857
Current liabilities [Abstract]
Accounts payable and accrued liabilities	2,982,200	1,347,421
Acquisition payable	525,709	1,419,519
Deferred revenue	2,048,858	244,110
Income tax payable	31,667	325,079
Deferred income taxes, current	570,712	486,925
Unearned government research revenue	683,286	0
Total current liabilities	6,842,432	3,823,054
Non-current liabilities [Abstract]
Deferred income taxes, non-current	181,610	0
Total liabilities	7,024,042	3,823,054
Stockholders' equity [abstract]
Common stock	32,080	32,080
Common shares authorized	30,000,000	30,000,000
Common stock par value of per share	$ 0.0059	$ 0.0059
Common stock, shares, issued	5,438,232	5,438,232
Common Stock, Shares, Outstanding	5,438,232	5,438,232
Additional paid-in capital	9,281,752	9,011,160
Treasury stock	(503,602)	0
Treasury stock, shares	121,200	0
Retained earnings	9,782,875	8,895,307
Statutory reserves	1,429,858	897,040
Accumulated other comprhensive income	1,527,298	724,216
Total Pansoft's stockholders' equity	21,550,261	19,559,803
Non-controlling interests	1,940,239	0
Total equity	23,490,500	19,559,803
Total liabilities and stockholders' equity	$ 30,514,542	$ 23,382,857